PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

9. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consists of the following as of March 31, 2025 and 2024:

	As of March 31,
	2024	2025
	USD	USD

Cost
Machinery	665,657	665,657
Motor vehicles	3,205	3,205
Office Equipment	10,752	10,752
Leasehold improvement	35,647	35,647
	715,261	715,261

Less: accumulated depreciation
Machinery	371,988	505,120
Motor vehicles	1,880	2,521
Office Equipment	3,219	5,369
Leasehold improvement	22,279	35,647
	399,366	548,657

Total property, plant and equipment, net	315,895	166,604

Depreciation expenses recognized for the years ended March 31, 2025 and 2024 were US$149,291 and US$156,419 respectively. In 2025, US$133,772 of the depreciation expense was attributed to the cost of goods sold, and US$15,518 was allocated to general and administrative expense. In 2024, all machineries are utilized in front-line construction operations. In 2024, US$133,772 of the depreciation expense was attributed to the cost of goods sold, and US$22,647 was allocated to general and administrative expense.